Subsequent Events - Additional Information (Details) - Events After Reporting Period - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	Feb. 16, 2023	Jan. 13, 2023	Jan. 30, 2023
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Interest paid		$ 2,264
Financial advisory fees	$ 24,000
General Motors Holding LLC
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Equity investment from investor			$ 650,000
General Motors Holding LLC | Investment Tranche One
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Issue of equity	$ 320,000
Number of shares issued	15,000
Share price	$ 21.34